Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 114,000.00
Previously Paid Amount	0.00
Total Fee Amount	15.74
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 15.74
Narrative - Max Aggregate Offering Price	$ 114,000.00
Final Prospectus	true